Main Regulations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Main Regulations
35. MAIN REGULATIONS
The main regulatory framework under which the Group carries on its business activities is outlined below. However, the purpose of this section is not to provide an exhaustive description of all the regulations governing the Group’s business.
35.a) Regulations applicable to the hydrocarbon industry
35.a.1) Hydrocarbons Law
Law No. 17,319 was enacted on June 23, 1967, and along its effective term, it received numerous amendments, the last one being introduced in 2014 by Law No. 27,007 (the “Hydrocarbons Law”).
The Hydrocarbons Law lays down the principles governing the exploration, exploitation, industrialization, transportation and commercialization of hydrocarbon resources in Argentina. The most relevant aspects of this Law are as follows:

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Liquid and gaseous hydrocarbon reservoirs located in Argentine territory and its continental shelf belong to the Argentine Government or the Provinces, depending on their territorial location. Activities related to hydrocarbon exploration, exploitation, industrialization, transportation and commercialization shall be undertaken by state-owned, private or mixed ownership companies, under the provisions of the Hydrocarbons Law and the regulations issued by the PEN. Besides, these companies shall be registered with the Registry of Oil Companies created under SE Resolution No. 407/2007, under which a technical and financial analysis of those companies is conducted on an annual basis. Companies not so registered are not authorized to undertake activities in oilfields located in argentine territory.

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The terms for exploration permits are set at each call for bids by the enforcement authority, according to the exploration objective: (i) permit for conventional exploration concessions, the term is divided into 2 periods of up to 3 years each, plus an optional extension of up to 5 years; (ii) permit for unconventional exploration, the term is divided into 2 periods of up to 4 years each, plus an optional extension of up to 5 years; and (iii) permit for exploration in continental shelf and territorial waters, the term is divided into 2 periods of 3 years each, which may be extended for 1 year each.

The terms for exploitation concessions, which shall run from the date the concession is awarded under the respective regulation, shall be as follows: (i) conventional exploitation concession: 25 years; (ii) unconventional exploitation concession: 35 years; and (iii) exploitation concession in continental shelf and territorial waters: 30 years. Besides, at least one year prior to the expiration of the concession, the holder of the exploitation concession may request an unlimited number of concession extensions, each for a term of 10 years.

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Holders of exploitation concessions may obtain a transportation concession to evacuate their production. Thus, the term of transportation concessions originating from a conventional exploitation concession will be 25 years, and those originating from an unconventional exploitation concession 35 years, counted from the date of the concession award plus any extension of the terms which may be granted.

Since the issuance of Decree No. 115/2019, the term of transportation concessions awarded through a bidding process will be 35 years from the date of award, which may be extended for an additional term of 10 years. Additionally, holders of transportation concessions granted from the effective date of such Decree and expansions of facility capacity in transportation concessions granted prior to such date and carried out thereafter, may ensure firm service capacity to shippers through capacity reservation contracts. These contracts may be freely negotiated regarding their allocation modality, prices and volumes. The uncontracted capacity and the unused contracted capacity shall be subject to the tariff to be approved by the enforcement authority.

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Holders of an exploration permit and exploitation concession shall pay: (i) annually in advance, a fee per each square kilometer or fraction, according to the scale specified by the PEN; and (ii) a percentage between 12% and 18% of wellhead production of the liquid hydrocarbons extracted by way of royalty, allowing the national or provincial Executive Branch, as appropriate, and as grantors of such concessions, to reduce this rate to five percent (5%) considering the productivity, conditions and location of the wells. In addition, they are subject to federal, provincial and municipal taxes, customs duties on imports and exports, and, during the effective term of the exploration permit, to the tax regime established under the Hydrocarbons Law.

-	Default on the obligations arising under permits and concessions may cause the expiration of the terms, or the imposition of fines by the enforcement authority, as specified in the Hydrocarbons Law.
Also, title to hydrocarbon resources was transferred by the Argentine Government to the Provinces under the following laws and decisions which amended the Hydrocarbons Law:

-	In 1992, Law No. 24,145 approved the transfer of hydrocarbon reserves to the Provinces where they are located.

-	In 1994, the Argentine Constitution was amended. Under this amendment, the Provinces were granted the primary control of natural resources within their territories.

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In 2003, under Decree No. 546/2003, the right to award exploration permits and/or exploitation concessions and transportation concessions in certain locations designated as transfer areas, as well as in other areas designated by competent provincial authorities, was transferred to the Provinces.

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In 2007, Law No. 26,197 recognized that hydrocarbon reservoirs, in compliance with article 124 of the Argentine Constitution (including reservoirs for which concessions were awarded prior to 1994) were owned by the Provinces, and granted them right to administer such reservoirs.

35.a.2) YPF Privatization Law
In 1992, Law No. 24,145 (the “Privatization Law”) privatized Yacimientos Petrolíferos Fiscales Sociedad del Estado, YPF’s predecessor company, and decided the transfer of hydrocarbon fields from the Argentine Government to the Provinces, subject to the existing rights of the holders of exploration permits and exploitation concessions. Under the Privatization Law, the Company was awarded exploration permits and exploitation concessions which are the original titles to numerous concessions that are currently operated by YPF.
35.a.3) Hydrocarbon Unconventional Exploitation Concessions (“CENCH”, by its acronym in Spanish) in the Province of Neuquén.
On December 16, 2021, Provincial Decree No. 2,183/2021 was published, whereby the Province of Neuquén approved Resolution No. 53/2020, as amended by Resolution No. 142/2021, which regulate the award of a CENCH in the province.
The aforementioned Resolutions: (i) established the parameters applicable to the pilot plan to be submitted in order to apply for a CENCH and the technical criteria to define the territorial area of the CENCH; (ii) created the Area Extension Bonus for the area exceeding the pilot plan area; (iii) required the presentation of an annual update of a Continuous Development Plan during the mass production stage, and (iv) specified that commitments undertaken for the year following each presentation and update of the Continuous Development Plan should be firm commitments.
35.b) Regulations applicable to the Downstream segment
35.b.1) Regulation related to Liquid hydrocarbon exports
Exports of crude oil, gasoline and diesel, among other goods, are subject to the registration provided for under Decree No. 645/2002 and Resolution No. E-241/2017 issued by the MINEM, as amended by SSHyC Resolution No. 329/2019.
In order to obtain an export permit, companies interested in exporting these products should enter export transactions in a register and ensure they have given the possibility of acquiring the products to interested potential domestic market agents.
On March 28, 2023, SE Resolution No. 175/2023 was published in the BO, creating a special regime for the registration of crude petroleum oils and oils obtained from bituminous minerals through cross-border oil pipelines. In order to obtain the export permit, entities will be required to prove to the SSHyC that the respective export does not affect domestic market supply. The permit shall indicate the export volume authorized for a minimum term of 1 year from the date the permit was granted.
35.b.2) Refined products
Resolution No. 5/2016 issued by the former SRH, which replaced Annex II to SE Resolution No. 1,283/2006, established specifications for diesel grades 2 and 3 and gasoline, which include changes in the content of lead, manganese, oxygen and ethanol, and, more significantly, in relation to sulphur, demanding oil companies to implement a plan to reduce sulphur limits to 50 mg/kg for gasoline grade 2, to 10 mg/kg for gasoline grade 3 and up to 350 mg/kg for diesel grade 2. In order to meet the new specifications, oil companies had to submit to the enforcement authority a detailed schedule of the investment program for the following years.
Through SE Resolution No. 576/2019, which modified former SRH Resolution No. 5/2016, new specifications were established for gasoline grade 2 and diesel grade 2, and the deadline to meet these requirements was extended since January 1, 2024.
However, through SE Resolution No. 492/2023 a specific mechanism was established to defer the effective date of the specifications of SE Resolution No. 576/2019 in accordance with the schedules detailed by each oil company to reach the required specifications. In this sense, in relation to the detailed schedule of the investment program submitted by the Company, the enforcement authority decided to extend the deadline to comply with the specifications for gasoline grade 2 produced at the La Plata Industrial Complex until June 30, 2024, and for diesel grade 2 produced at the Luján de Cuyo Industrial Complex until December 31, 2025. Therefore, the Company is currently executing the last works in compliance with the applicable Resolution.
35.c) Regulations applicable to the Gas and Power segment
35.c.1) Transportation, distribution and commercialization of natural gas
Law No. 24,076 (the “Gas Law”), which was enacted in 1992, together with its Regulatory Decree No. 1,738/1992, regulate natural gas public transportation and distribution services. The Gas Law also created the ENARGAS to administer and enforce the legal framework adopted for the transportation, distribution and commercialization of natural gas.
Natural gas transmission and distribution systems are divided into 2 main gas pipelines, the Northern and Southern systems, operated by transportation companies and 9 regional distribution companies. These systems operate under the open access principle, whereby natural gas suppliers have access to the available capacity without discrimination. Besides, under the Gas Law, transportation companies are not allowed to buy or sell natural gas (with certain exceptions) and certain forms of cross-ownership among producers, transporters, distributors and sellers is forbidden.
The domestic wholesale demand of natural gas is divided into 4 segments: (i) priority demand supplied by distribution companies (residential demand and other non-industrial users, hereinafter the “Distribution”); (ii) thermoelectric generation; (iii) industrial demand; and (iv) compressed natural gas (“CNG”).
Regarding commercialization, the Gas Law provides that prices shall result from the free interaction of supply and demand, and established the right to transfer the acquisition cost of natural gas to users of the distribution system.
However, regulations applicable to natural gas commercialization were affected by the declaration of public emergency under Law No. 25,561 enacted on January 6, 2002 (the “Public Emergency Law” of 2002), the financial crisis of 2001, the end of the convertibility regime and the freezing of transportation and distribution tariffs. Thus, a series of provisional decisions modified the pricing system and the volumes tendered, among which the following stand out: regulations seeking to establish agreements between producers and the SE to ensure offer volumes and an interim process for price reconversion; rules regulating natural gas dispatch which granted powers to redirect injected natural gas and other mechanisms to ensure the supply of the priority demand (Distribution segment).
In 2017, after the Public Emergency Law of 2002 ceased to be effective, a transition process began for the supply of the Distribution segment, which comprised: calling upon producers and ENARSA to reach an agreement on the basic conditions (“Framework Agreement”) for the supply of natural gas effective from January 1, 2018 to December 31, 2019; establishing a mechanism for competitive bidding for the term April 2019-March 2020 and the subsequent renewal (instructed by the SE) of the contracts resulting from the bidding process until the expiration of the term established in article 5 of Law No. 27,541 (the Solidarity Law declaring the public emergency of the energy sector).
From January 1, 2021, since the approval of the Plan GasAr 2020-2024 by Decree No. 892/2020 (see Note 35.d.1)), the demand from the Distribution segment and most of the demand from the thermoelectric generation segment are duly supplied, and therefore, the prices received by producers supplying these segments are established through the bidding process provided for thereunder.
The sale of natural gas to the thermoelectric generation segment is regulated by former SE Resolution No. 95/2013, article 8, whose effectiveness was reestablished by Resolution No. 12/2019 issued by Ministry of Productive Development, under which CAMMESA has provisionally been assigned the role to acquire and supply fuel without cost to generators which do not have natural gas supply contracts currently in force.
Besides, sales to the industrial sector, as well as to the CNG sector (modified by Decree No. 892/2020 and SE Resolution No. 447/2020) are based on the free negotiation between producers or sellers and clients.
Decree No. 1,053/2018
Following the expiration of the Public Emergency Law of 2002 in December 2017, and a few months after the implementation of the transition scheme, which included the agreement on the basic conditions for the supply of the Distribution segment, the performance of the contracts executed under the mentioned agreement was affected by a sharp devaluation of the peso in 2018 and by the decision of distributors to pay a natural gas price based on the exchange rate implicit in the tariff scheme approved for the 2018 winter period (lower than the price established under the Framework Agreement and the individual contracts). This triggered a renegotiation process of individual agreements with prices in U.S. dollars, which resulted in a reduction in the price of natural gas applicable to the October-December 2018 term, with no agreement being reached regarding the exchange rate differences to be contemplated.
On November 16, 2018, Decree No. 1,053/2018 was published, whereby the Argentine Government decided to take over, with respect to distributors and producers who had adhered to the scheme, the payment of the accumulated daily differences on a monthly basis between the price of natural gas purchased by distributors and the price of natural gas included in the tariff schemes effective from April 1, 2018 to March 31, 2019, in 30 consecutive monthly installments beginning on October 1, 2019.
Besides, this Decree established that since April 1, 2019, contracts between natural gas producers and distributors shall provide that the higher cost due to exchange rate variations shall never be transferred to natural gas full-service users.
On October 25, 2019, YPF adhered to the regime established under such Decree, under which the Argentine Government has only paid the first installment, the remaining unpaid accrued as of the date of issuance of these consolidated financial statements.
On December 14, 2020, Law No 27,591 was published, approving the budget for fiscal year 2021, and overruling Decree No. 1,053/2018.
As of the date of issuance of these consolidated financial statements, the Company filed administrative claims with the Ministry of Finance requesting the payment of the second to the thirtieth installment under the regime plus interest, which have not yet been resolved.
35.c.2) Exports of natural gas and LNG
Natural gas
Under the Gas Law and its Regulatory Decree, natural gas exports shall be authorized by the PEN, to the extent domestic supply is not affected, and a natural gas export regime was established, which includes firm and interruptible authorizations. During the Public Emergency Period of 2002, Argentine authorities adopted several measures restricting natural gas exports from Argentina.
Besides, since 2016, the natural gas export regime was modified by numerous successive regulations whose final purpose was to safeguard domestic market supply restricting natural gas exports.
Specifically, under former MEyMN Resolution No. 104/2018 and former SGE Resolution No. 9/2018, the “Procedure to Obtain Natural Gas Export Licenses” was established, providing that in order to obtain an export license, the domestic market supply should be secured. This Procedure was later overruled by SGE Resolution No. 417/2019.
At present, natural gas exports are subject to SE Resolution No. 774/2022, which specifies the terms and conditions of the Process to award Licenses for the Export of Natural Gas through pipelines. Such process contemplates the firm export preference right granted under the Plan GasAr 2020-2024 and Plan GasAr 2023-2028 (see Note 35.d.1)) to producers holding export licenses.
LNG
On July 27, 2021, SE Resolution No. 706/2021 was published, which created a registry of LNG operators and regulated export activities. In order to obtain an export permit, LNG exporters are required to register in the respective category and ensure they have offered the possibility to acquire such product to potential domestic market agents which might be interested.
The Resolution mentioned above also establishes that the enforcement authority may issue firm LNG export permits for a term of up to 20 years, having previously evaluated that the domestic supply of natural gas would not be affected considering the characteristics of the project and the possible impact on natural gas transportation capacity, at any stage of the production process. This permit may not be subsequently revoked or interrupted to ensure domestic market supply.
35.c.3) Regulatory requirements applicable to natural gas distribution
The Group participates in natural gas distribution through its subsidiary Metrogas.
The natural gas distribution system is regulated by the Gas Law, which together with its Regulatory Decree, other regulatory decrees, the Bidding Terms and Conditions (Pliego), the Distribution License and the Transfer Agreement lay down the legal framework for Metrogas’ activities.
The Distribution License, the Transfer Agreement and the regulations issued under the Gas Law establish certain requirements regarding the quality of service, capital investments, restrictions for the transfer and encumbrance of assets, cross-ownership restrictions among producers, transporters and distributors of the natural gas, and the transfer of Metrogas’ shares.
Natural gas distribution tariffs were established in the Distribution License and are regulated by the ENARGAS.
Distribution License
The Distribution License authorizes Metrogas to provide the public distribution service of natural gas for a term of 35 years, renewable upon expiration, on December 28, 2027, for an additional term of 10 years pursuant to the Gas Law based on ENARGAS’ recommendation to the PEN regarding the substantial performance of all its obligations, and the performance of Metrogas in the preceding term.
Upon the expiration of the 35 or 45-year period, as appropriate, the Gas Law requires a new competitive bidding for such License, in which, if Metrogas has performed its obligations, it will have the option to equal the best bid submitted to the PEN by a third party.
Generally, upon the termination of a Distribution License for term expiration, Metrogas will be entitled to a consideration equal to the value of the designated assets or to the amount paid by the successful bidder in a new call for tenders, whichever is lower.
Metrogas has various obligations under the Gas Law, including the obligation to comply with all reasonable service requests within its service area, unless it were uneconomic for the provider, and to operate and maintain its facilities in a safe manner, which may require certain investments to replace or improve the facilities, as established in the Distribution License.
Besides, the Distribution License specifies other obligations of Metrogas, including the provision of a distribution service, maintaining an uninterruptible service, operating the system in a prudent manner, maintaining the distribution network, making the mandatory investments, keeping certain accounting records and providing certain regular reports to the ENARGAS.
The Distribution License may be revoked by the Argentine Government, upon recommendation of the ENARGAS, among other reasons, for serious and repeated failure by Metrogas to meet its obligations and/or total or partial interruptions (attributable to Metrogas) in the uninterruptible service outside the periods stipulated in the Distribution License; for the sale, disposal, transfer and encumbrance of Metrogas core assets (except for encumbrance used to finance extensions and improvements in the gas pipeline system) and in the event of bankruptcy, dissolution or liquidation of Metrogas.
Besides, the distribution License provides that Metrogas will not take over its parent company’s debts or grant credits or encumber assets to secure debts or award any other benefit to its parent company’s creditors.
Tariff schemes and tariff renegotiations
With the enactment of the Under Public Emergency Law of 2002, the legal framework in force applicable to license contracts of public utility companies was affected. This Law provided for the conversion into Pesos of tariffs established in convertible U.S. dollars at the exchange rate established under Convertibility Law No. 23,928, the prohibition to adjust tariffs based on any foreign index, including the “U.S. PPI” established under the regulatory framework, and the process for renegotiating the public service contracts awarded by the PEN (including Metrogas Distribution License). The expiration of the Public Emergency Law of 2002 was extended successively until December 31, 2017, together with the terms for renegotiation of licenses and public service concessions.
Under the renegotiation process, on March 30, 2017, Metrogas executed a Memorandum of Agreement with the former MINEM and the Ministry of Finance for the Adjustment of the Natural Gas Distribution License (the “Comprehensive Memorandum of Agreement”), which set out the conditions to adjust the Distribution License and a series of guidelines for the RTI, which included the introduction of non-automatic mechanisms for semi-annual adjustment of the distribution tariff between 5-year tariff reviews (considering variations in prices and service costs). The Integral Tariff Review, ratified by Decree No. 252/2018, comprises the contractual period from January 6, 2002 to the termination of the Distribution License.
Notwithstanding the variables contemplated for the RTIs and tariff adjustment established thereunder, in 2019 the Argentine Government implemented several measures which significantly modified the economic and financial equation provided for in the RTIs and in the mandatory investment plans submitted by distribution licensees, which caused a damage to Metrogas. Among the measures generating the most significant changes, thus causing lower revenues stand out, mainly for the deferral of the semi-annual tariff adjustment and higher costs related to the calculation of the UNG.
In consideration of the above, on October 11, 2019 Metrogas filed an administrative claim with the ENARGAS, requesting the review and adjustment of its mandatory investment plan as well as an economic compensation to restore the economic and financial balance, together with the reconsideration of certain regulatory measures. This claim was later updated due to the continuous impact of the Solidarity Law and the new measures adopted in 2020, which are described below.
On December 23, 2019, Law No. 27,541 “Solidarity Law” was published in the BO, declaring a state of public emergency in terms of economic, financial, fiscal, administrative, social security, tariff, energy, health and social matters, and suspending the adjustment of tariff schemes for power and natural gas distribution and transportation under federal jurisdiction, until the effective date of the new provisional tariff schemes (Decree No. 1,020/2020). In addition, it delegated to the PEN the power to begin extraordinary reviews of current RTIs and authorized the PEN to administratively intervene the ENARGAS for a term of 1 year, which was formalized by Decree No. 278/2020. The 1-year term was then extended by Decree No. 1,020/2020 until December 31, 2021 or until completion of the RTI.
On December 17, 2020, Decree No. 1,020/2020 was published, ordering the commencement of the RTI for providers of power and natural gas public distribution and transportation services under federal jurisdiction, establishing a maximum negotiation term of 2 years, and providing for the elaboration of a RTT until completion of the RTI. On December 7, 2022, Decree No. 815/2022 was published in the BO, extending both the administrative intervention of the ENARGAS to January 1, 2024 or until completion of the RTI, and the RTI negotiation term to December 16, 2023.
On April 28, 2023, ENARGAS Resolution No. 190/2023 was published in the BO, approving the new transition tariff schemes to be applied by Metrogas to consumption from April 2023.
On December 18, 2023, Decree No. 55/2023 was published, ordering the start of the RTI (see Note 35.c.6)).
Procedure for the compensation of the lower revenues received by Distributors from their users for benefits and / or bonuses and for higher costs of unaccounted natural gas
MINEM Resolution No. 508-E/2017 established the procedure to compensate the lower revenues received by natural gas distribution licensees from users, as a result of the application of benefits to users under the regulations in force in terms of the social tariff and discounts for lower consumption, and the higher costs of UNG compared to those established for their recognition in tariffs, applicable from January 1, 2018. However, on December 7, 2018, the ENARGAS notified the SGE certain observations claiming that the SGE did not recognize the adjustment regarding UNG and determined that all amounts received from January 2018 to November 2018, which until such date were of a provisional nature, should be set off with the amounts owed by the SGE to Metrogas. Besides, the adjustments of actual values established under such procedure for the same period, and the excess in costs incurred from December 2018 to September 2019 were not recognized either.
This procedure complies with article 20.2 of the Standard License approved by Decree No. 2,255/1992, which provides that distributors have the right to compensation for the lower revenues caused by those measures in order to maintain the payment chain related to the operation and maintenance of the natural gas public distribution service through networks, including the payment of invoices for the purchase of natural gas and to ensure the continuity in the provision of the said public service.
Note from ENARGAS related to YPF’s interest in Metrogas
On December 28, 2016, Metrogas received a Note from ENARGAS, requesting it to adjust Metrogas’ equity structure in compliance with deadline provided for in the Public Emergency Law of 2002 and in compliance with article 34 of the Gas Law. In this regard, it should be noted that YPF indirectly acquired a 70% interest in Metrogas in a transaction that was approved by ENARGAS Resolution No. I/2,566 dated April 19, 2013; and, following the merger with YPF Inversora Energética S.A. and Gas Argentino S.A. holds 70% of Metrogas shares.
On March 30, 2017, YPF filed an appeal for reconsideration requesting that the ENARGAS Note be revoked and a new decision be rendered setting a reasonable timeframe consistent with the current natural gas market situation, in order to comply with article 34 of the Gas Law.
On June 15, 2017, YPF submitted to the ENARGAS a tentative schedule for the process of adjusting its interest in Metrogas, which was extended in detail on July 3, 2017. Such presentation does not imply the waiver of the aforementioned appeal.
On April 5, 2018, ENARGAS rejected the reconsideration appeal filed by YPF on March 30, 2017 by ENARGAS Resolution No. 313/2018. On October 8, 2018, YPF filed an appeal for the SGE to decide on the issue. As of the date of issuance of these consolidated financial statements, the appeal has not yet been decided.
35.c.4) Regulatory framework associated with the LPG industry
Law No. 26,020, enacted in 2005 (the “LPG Law”) lays down the regulatory framework for the LPG industry, covering all activities related to the production, fractionation, bottling, transportation, storage, distribution and sale of LPG, declaring them of public interest. It also establishes the free import of LPG, regardless of the restrictions or other measures established by the PEN where the product is subject to subsidies in the country of origin, and the free export of LPG once the supply of the domestic demand is ensured.
Under the LPG Law, which provides for the creation of a trust fund to finance bottled LPG consumption for low income consumers having no access to the distribution of natural gas through networks, the Argentine Government launched several programs stimulating the supply of the domestic market (see Note 35.d.2)).
Through ENARGAS Resolutions No. 704/2023 and No. 52/2024, the treatment of the incidence of LPG freight and/or transportation costs was be considered with respect to locations supplied with undiluted propane/butane gas through networks (see Note 35.c.6)).
35.c.5) Regulatory framework associated with electric power generation
The Group generates thermal conventional electrical energy and renewable energy through YPF EE and CT Barragán.
The basic regulatory framework for Argentina’s electricity sector is laid down under Law No. 15,336 of 1960, as amended by Law No. 24,065 of 1991, and regulated by Decrees No. 1,398/1992 and No. 186/1995 (collectively the “Regulatory Framework”). This Regulatory Framework is supplemented by SE regulations regarding generation and commercialization of electric power, including former SEE Resolution No. 61/1992. Also, in terms of generation of electric power from renewable sources, the regulatory framework is supplemented with specific regulations issued to promote their development (see “Renewable Energies” section).
Law No. 24,065 implemented the privatization of state-owned companies in the electric power sector and divided the industry vertically into four categories: (i) generation; (ii) transmission; (iii) distribution; and (iv) demand. Also, the law organized the WEM (see “WEM” section), where generators of electric power are one of its players.
Under Law No. 24,065, the generation of electric power is defined as an activity of public interest developed in a competitive market. Generators of electric power from a thermal source (that is, generation fired by natural gas, petroleum liquids, such as diesel and fuel oil, or coal), and from a renewable non-hydraulic source, do not require any concession from the State to operate. However, transmission and distribution activities are regulated as public services and hence are subject to concessions granted by the Argentine Government.
In turn, the Provinces can regulate the electrical systems within their relevant territories, the Provinces being their enforcement authority. However, if a participant of the provincial electrical sector should connect to the Argentine Electricity Grid (“SADI”, by its acronym in Spanish), it must also meet federal regulations.
Argentina’s Electricity Regulator (“ENRE”, by its acronym in Spanish) is the agency regulating, auditing and controlling the electric power industry.
CAMMESA
CAMMESA is responsible for SADI’s National Dispatch of Loads. CAMMESA’s main function is the technical and administrative coordination of electric power supply and demand within a real-time operation system, which includes determining the production schedule of all generation plants of the system in order to balance production with demand. CAMMESA also collects payments from all WEM agents and purchases and provides natural gas to generators, pursuant to the provisions of former SE Resolution No. 95/2013, article 8, as amended by Resolution No. 12/2019 issued by the Ministry of Productive Development.
WEM
The WEM is composed of a term market, with contracts for quantities, prices and conditions freely agreed between sellers and buyers; a spot market where prices are established on an hourly basis according to the economic cost of production, represented by the short-term marginal cost as measured at the system load center (market node), and a quarterly stabilization system for spot market prices, intended for distributor purchases.
Price of electricity dispatch and spot market
In order to meet energy demand, CAMMESA prioritizes energy units with the lowest variable cost of production, progressively moving towards units with the highest variable costs of production, until the entire demand is covered. Thus, CAMMESA must define an optimum market price taking into account the typical hourly demand curves and the existing limitations of the system. This procedure must be used to project future SAID and WEM requirements. However, gaps between projections and prevailing market conditions generate differences between distributors’ energy purchases at seasonal prices and payments to generators for sales of energy at spot prices.
Since the enactment of the Public Emergency Law of 2002 and the emergency of the electricity sector through Decree No. 134/2015, a series of temporary provisions modified the original pricing system. Among the main regulations published, the resolutions related to the following stand out: management and dispatch of fuels, calls for tenders for the provision of additional thermal generation and associated electric power production capacity, subject to special remuneration mechanisms, formalizing commitments through contracts between generators and CAMMESA; calls for tenders to incorporate new efficient electric energy generation through the closing of open cycles and Co-Generation; and resolutions by the SE implementing new remuneration mechanisms for the generation sector of power energy.
On February 26, 2020, the SE through Resolution No. 31/2020 set the conversion to pesos of the remuneration of generation units not committed under contracts (set in U.S. dollars since former SEE Resolution No. 19/2017. Subsequently, the SE, through new Resolutions has been determining increases in the aforementioned remuneration regime. On October 30, 2023, through Resolution No. 869/2023 the SE determined an increase in said remuneration.
As regards the remuneration regime of authorized thermal generators, it was provided that their remuneration would be composed of a payment for the monthly available power, a payment for generated power and another for operated power, plus another payment for energy generated in hours of maximum thermal requirement.
Renewable energies
In recent years, Argentina issued regulations in order to regulate and incorporate renewable energies into the WEM and to promote their development through incentives in the form of tax benefits and preferential or subsidized tariffs. Thus, in 2006, Law No. 26,190 was enacted, which established a National Promotion Regime for the use of renewable energy sources, subsequently amended in 2015, by Law No. 27,191. These regulations, among other issues, set targets for the consumption of renewable energies for all electricity consumers, and specifically, for large users in terms of the minimum percentage of electricity from renewable energies they are required to consume, and establish tax benefits for eligible projects.
Among the main regulations aimed at encouraging the use of renewable energy, the following stand out:

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Former MEyM Resolution No. 281-E/2017, approving the Renewable Energy Term Market (“MATER”), which allows large users to meet their consumption quotas of electric power from renewable sources through: (i) the joint purchase system (through CAMMESA); (ii) the signing of private Power Supply Agreements (“CAE”, by its acronym in Spanish); or (iii) the development of a self-generation or co-generation project. As a general principle, the CAEs signed on the MATER (outside the joint purchase system) may be freely negotiated between the parties.

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The RenovAr Program (Rounds 1, 1.5, 2 and 3) established under former MEyM Resolutions No. 136/2016, No. 252/2016, No. 275/2017, and former SGE Resolution No. 100/2018, which feature calls for bids for contracting electric power from renewable energies on the WEM, in compliance with their respective bidding terms and conditions.

35.c.6) Decree No. 55/2023 - Emergency in the national energy sector
On December 18, 2023, Decree No. 55/2023 was published in the BO declaring the emergency in the national energy sector with respect to the generation, transportation and distribution of electric energy under federal jurisdiction, and transportation and distribution of natural gas. Such declaration and the actions arising from it will be effective until December 31, 2024. Such decree established: (i) the start of the RTI of the providers of such public services, whose effective term shall not exceed December 31, 2024; and (ii) the intervention of the ENARGAS and the ENRE from January 1, 2024.
On December 18, 2023, ENARGAS Resolution No. 704/2023 was published in the BO in order to put into consideration through public hearing: (i) the transitional adjustment of tariffs for the public service of natural gas transportation and natural gas distribution through networks; (ii) the transfer to tariffs of the price of purchased natural gas; (iii) the determination of the monthly price update for tariffs of the public service of natural gas transportation and natural gas distribution through networks; (iv) the treatment of the impact of the price of natural gas on UNG; and (v) the reversal of the Gasoducto Norte pipeline. On February 15, 2024, ENARGAS Resolution No. 52/2024 was published in the BO which declared the validity of the aforementioned public hearing and established that the approval of the transitory tariffs will take place within 30 days of the publication of this Resolution.
35.d) Incentive programs for hydrocarbon production
35.d.1) Incentive programs for natural gas production
With the purpose of increasing production and the offer of natural gas in the domestic market, considering the country’s energy trade balance deficit, the Argentine Government implemented several programs to stimulate natural gas domestic production:
Stimulus Program for Investments in Natural Gas Production Developments from Unconventional Reservoirs (“Resolution 46 Program”)
By MINEM Resolution No. 46-E/2017 Resolution 46 Program was created with the purpose of encouraging investments in the production of natural gas from unconventional reservoirs in the Neuquina basin until December 31, 2021.
This Resolution established a compensation equal to the amount resulting from deducting from the effective sales price obtained from sales to the domestic market, including conventional and unconventional natural gas, the minimum sales price of 7.50 US$/MBtu for 2018, 7.00 US$/MBtu for 2019, 6.50 US$/MBtu for 2020 and 6.00 US$/MBtu for 2021, multiplied by the production volumes of unconventional natural gas. Compensations under Resolution 46 Program would be paid as follows: 88% to producing companies and 12% to the Province where the concession area included in the Program is located.
The Company was admitted to the Resolution 46 Program for its interest in the Aguada Pichana Este and Aguada Pichana
Oeste - Aguada
de Castro areas.
Under the Resolution 46 Program, the Company filed administrative objections to several payment resolutions. As of the date of issuance of these consolidated financial statements, the SE has not issued any resolution on this respect.
Plan for the Promotion of Argentine Natural Gas Production - Supply and Demand Scheme 2020-2024 (“Plan GasAr 2020-2024”)
On November 16, 2020, Decree No. 892/2020 was published, which approved the Plan GasAr 2020-2024, mainly aimed at: encouraging investments in natural gas production to meet demand requirements with domestic production; generating long-term certainty in the production and distribution sectors; ensuring the supply of the priority demand and the thermoelectric generation segment; and establishing a transparent, open and competitive system for the formation of natural gas prices.
The Plan GasAr 2020-2024, initially effective for a 4-year term, will be implemented through the execution of individual contracts between gas producers, distributors and sub-distributors (to satisfy the priority demand) and CAMMESA (to satisfy the thermoelectric generation demand). The Plan GasAr 2020-2024 provides that individual contracts shall be negotiated through an auction or bidding process for a total base volume of 70,000,000 m3/d for the 365 days of each calendar year of the plan term, ensuring demand aggregation mechanism allowing to meet natural gas requirements of the priority demand and power plants, plus exports in the non-winter period. Besides, it established that the Argentine Government may decide to undertake the monthly payment of the portion of natural gas prices at the PIST in order to mitigate the impact of the cost of natural gas to be transferred to users. Thus, the Argentine Government shall pay each producer a compensation equal to the difference between the price billed to distributors and/or sub-distributors and the seasonal price tendered, as appropriate.
Besides, participating producers shall undertake to reach a production curve per basin that ensures the maintenance and/or increase of current production levels, according to bids presented. If the curve is not achieved, reductions proportional to the tendered price may be applied, including the eventual removal of the producer from the Plan GasAr 2020-2024. Also, penalties may be imposed if the investment commitment undertaken or the commitment to increase Argentine value added (obligation imposed under the Plan GasAr 2020-2024 to producers) is not complied with.
On November 24, 2020 SE Resolution No. 317/2020 was published, calling a public tender for the effective award of the total base volume provided for under the Plan GasAr 2020-2024 and an additional volume for each of the winter periods from 2021 to 2024, included.
On December 16, 2020, SE Resolution No. 391/2020 was published (supplemented by SE Resolution No. 447/2020), which awarded the base natural gas volumes and approved natural gas prices at the PIST corresponding to the awarded volumes. Under this Resolution, the Company was awarded an annual natural gas supply of up to 7,628.5 Mm3 (20.9 Mm3/d, the total volume tendered in the auction, all corresponding to the Neuquina basin, in line with a committed production curve of about 30 Mm3/d). From the total committed volume, about 56% will be used to cover the demand of power plants through CAMMESA and the remaining 44% will be used to supply distributors’ priority demand.
On March 4, 2021, AFIP General Resolution No. 4,939/2021 was published in the BO, establishing a procedure to register, apply for and assign tax credit certificates under the securities system established in Annex to Decree No. 892/2020 with the purpose of supporting the payment of the compensation to be borne by the Argentine Government as defined in the said Annex.
As of December 31, 2023, the Company has received compensations from the National Government for an accumulated total amount of 327.
Plan for Reinsurance and Promotion of Federal Hydrocarbon Production Domestic Self-Sufficiency, Exports, Imports Substitution and the Expansion of the Transportation System for all Hydrocarbon Basins in the Country 2023-2028 (“Plan GasAr 2023-2028”)
On November 4, 2022, Decree No. 730/2022 was published in the BO, which approved the Plan GasAr 2023-2028 which authorizes the SE to implement a system for the supply of volumes, terms and maximum reference prices of natural gas at the PIST, applicable to supply contracts between suppliers and users, ensuring free price formation and price transparency under this Plan, in compliance with Law No. 24,076 and the volumes to be established by the SE in order to guarantee the optimal supply of the demand considering the transportation capacity.
In addition, the Plan GasAr 2023-2028 modifies the scheme for natural gas export licenses, establishing export quotas to be assigned to participating producers according to certain criteria, in compliance with the respective regulations. However, no export license holder may export in each seasonal period more than 30% of the total volume authorized to be exported or more than 50% of its delivery commitment under the Plan GasAr 2023-2028, whichever is lower, in compliance with the respective regulations.
On December 23, 2022, SE Resolution No. 860/2022 was published, which established: (i) the approval of the national public tender called by Resolution SE No. 770/2022; (ii) the extension of the delivery commitments undertaken by producers under the Plan GasAr 2020-2024 for the supply of distribution and subdistribution licensees, ENARSA and CAMMESA from January 1, 2025 to December 31, 2028 for a volume of up to 20,900,000 m³/d; and (iii) the award of natural gas volumes to suppliers. Under this Resolution the Company was awarded an annual volume of natural gas supply corresponding to the Neuquina basin of up to 965,000 m³/d (Base Gas January) and a natural gas volume in the winter season of up to 3,250,000 m³/d (Peak Gas 2024) under the Plan GasAr 2023-2028.
On September 27, 2023, SE Resolution No. 799/2023 was published, awarding the Company monthly volumes of natural gas supply to the Austral and Noroeste basins for the October 2023-December 2028 period under the Plan GasAr 2023-2028.
35.d.2) Incentive programs for the domestic supply of LPG
With the purpose of ensuring the supply of LPG to the domestic market at affordable prices ensuring LPG availability to lowest income users who have no access to the supply of natural gas through networks, the Argentine Government has implemented the following programs of relevance to the Company:
Bottle-to Bottle Program
Concerning the bottled LPG segment, the LPG Law (see Note 35.c.4)) established the creation of a trust fund to finance the consumption of LPG in 10, 12, y 15-kg bottles for low income users having no access to natural gas distribution through networks, thereby granting the SE the power to establish benchmark prices.
In 2015, in the context mentioned above, the Bottle-to Bottle Program was created by Decree No. 470/2015, subsequenty regulated through SE Resolution No. 49/2015. The purpose fo this Program is to maintain price stability in the commercialization chain of butane and propane to be used in 10, 12 and 15 kg bottles and in certain supply areas. As provided for under Bottle-to Bottle Program regulations, at present the SE establishes, on an annual basis, the quotas of butane for the supply of the domestic market by producers, and the benchmark prices applicable on each ocassion to bottled LPG for residental use. Under the Bottle-to Bottle Program, producers would be paid a compensation, which was finally set at 0 from February 1, 2019 by SGE Resolution No. 15/2019.
Propane Network Agreement
In order to guarantee the stability of the conditions for the supply of undiluted propane through networks, on December 27, 2002, the MINEM entered into an agreement with LPG producers for the supply of propane gas for distribution networks of undiluted propane gas effective until April 30, 2003 and renewable for a maximum term of 1 year. Later, under Law No. 26,019 of 2005, Law No. 26,546 of 2009 and Decree No. 496/2023, the agreement was authorized to be extended until December 31, 2023. The 20th extension agreement of the Propane Network Agreement is still in force.
The agreement guarantees the supply of a given volume of gas to distributors and sub-distributors of propane gas through networks at a given price, against payment of an economic compensation to LPG producers for their lower revenues.
35.d.3) Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013
Decree No. 929/2013 provides for the creation of an Investment Promotion Regime for the Exploitation of Hydrocarbons (“Promotional Regime”), both for conventional and unconventional hydrocarbon exploitation projects. Inclusion in this Regime may be applied for by holders of hydrocarbon exploration permits and/or exploitation concessions and/or any third parties associated to such holders jointly with them, which have filed an investment project in foreign currency of at least 1,000, computed as of the date the project was filed, to be invested during the first 5 years of the project (this amount was modified by Law No. 27,007 and reduced to 250).
The following are the main benefits established for subjects reached by this Regime: (i) they will be entitled, under the terms of Law No. 17,319, and from the fifth successive year counted since the start-up of their respective projects, to freely sell to foreign markets 20% of their production of liquid and gaseous hydrocarbons produced under the said projects, with a 0% export duty, should these be applicable; (ii) they will be entitled to free availability of 100% of any foreign currency obtained from the export of the hydrocarbons mentioned in the preceding item; and (iii) for periods where national production fails to meet domestic supply needs under the terms of article 6 of Law No. 17,319, subjects included in the Regime will be entitled to obtain, from fifth year following the approval and start-up of their respective projects - with respect to the percentage of liquid and gaseous hydrocarbons produced under such projects available for export as mentioned herein above - a price not lower that the reference export price, which will be determined without computing the incidence of export duties otherwise applicable.
35.d.4) Incentive Programs for the Production of Conventional Hydrocarbons

•	Provincial Stimulus Program - Province of Mendoza
On December 4, 2020, by Law No. 9,279, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons” (“Program I”), which seeks to promote the development, reactivation and increase of hydrocarbon activity. Program I will reimburse its beneficiaries, by means of tax credit certificates, any expenditures which, up to the authorizations limit specified in the regulation, are made in projects for the deployment of new wells, and/or the reactivation of existing ones, which as of the date of the Law was published, were inactive. These tax credit certificates may be used to pay the turnover tax and royalties.
On July 7, 2021, by Law No. 9,330, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons II” (“Program II”) with the same purpose and modality as Program I, enlarging tax credit up to limit authorized under the regulations and extending the term for its use to December 31, 2025, which may be extended for a term of 3 years.
On December 31, 2021, by Law No. 9,364, the Province of Mendoza created the program known as “Mendoza Activates Hydrocarbons III” (“Program III”) with the same purpose and modality as Programs I and II, enlarging tax credit up to limit authorized under the regulations and extending the term for its use to December 31, 2026, which may be extended for a term of 3 years.
As of the date of issuance of these consolidated financial statements, the proposals for Program I, which involve projects in Barrancas, Vizcacheras and Loma Alta Sur areas, and for Program II, which involve projects in Barrancas and Desfiladero Bayo areas, were approved.

•	Provincial Stimulus Program - Province of Neuquén
By Decree No. 913/2021, the Province of Neuquén ordered the creation of the “Provincial Hydrocarbon Reactivation Program” for the promotion of investment and the increase in conventional hydrocarbon production. The program contemplates a financial incentive for investments through the granting of tax benefits, by obtaining a non-transferrable tax credit certificate for up to 50% of the amount of the approved investment, which may be used until December 31, 2026 for the payment of the turnover tax, once the investments made have been certified.
Decree No. 424/2023 provided continuity to the Program created by Decree No. 913/2021, enabling the submission of new investment plans with tax credit that may be used until December 31, 2028.
Under the Provincial Hydrocarbon Reactivation Program, YPF has executed agreements with the Province of Neuquén to obtain the benefits of this Program, which involve projects in the Octógono Fiscal, Al Norte de La Dorsal, Loma La Lata - Sierra Barrosa, Señal Cerro Bayo and Volcán Auca Mahuida areas.
•	Provincial Stimulus Program - Province of Chubut
By Decree No. 278/2021, the Province of Chubut created the “Hydrocarbon Industry Program”, aimed to stimulate the increase in hydrocarbon production, maintaining reserves and preserving employment. The Program contemplates a reduction in royalty rates applicable to incremental production.
Under these Program, YPF submitted projects comprising the areas of Manantiales Behr, Campamento Central - Cañadón Perdido, Restinga Alí and El Trébol.
As of the date of issuance of these consolidated financial statements, the Province of Chubut has granted a 50% royalty rate reduction applicable to: (i) incremental production from the Polymer Injection Pilot Project in El Trébol area, decided by Decree No. 166/2022, reducing the royalty rate to 6% for such production until June 2031; (ii) incremental production from the Offshore Primary Development Project (Proyecto Desarrollo Primaria Costa Afuera) in Restinga Alí area, decided by Decree No. 184/2022, reducing the royalty rate to 6% for oil production obatined from up to 6 wells in such area for a 10-year term; and (iii) incremental production from the Grimbeek Norte II Secondary Polymer Injection Pilot Project in the Manantiales Behr area, decided by Decree No. 418/2023, reducing the royalty rate to 6% for oil production obtained until September 2031.
35.e) Tax regulations
35.e.1) Income tax
Law No. 27,468, published in the BO on December 4, 2018, established that the inflation adjustment procedure for taxation purposes will be applicable for fiscal years beginning January 1, 2018. In the first, second and third fiscal years since it became effective, this procedure shall be applicable if the variation in the CPI, estimated from the beginning to the end of each of those years exceeds 55%, 30% and 15%, for the first, second and third year of application, respectively. From the fourth year, i.e., fiscal year beginning on January 1, 2021, the procedure will apply to the extent the CPI variation accumulated over 36 months prior to the applicable fiscal year end exceeds 100%. Considering that the CPI as of December 31, 2023, 2022 and 2021 exceeds the mentioned parameters, the Group applied the tax adjustment for inflation in its income tax estimate.
On June 16, 2021 Law No. 27,630 was published in the BO, introducing the following amendments to the Income Tax Law:

-
The income tax rate for companies and permanent establishments, applicable to fiscal years beginning on or after January 1, 2021, was modified. To such end, it introduced a scale of rates ranging from 25% and 35% to be applied according to the taxpayer’s accumulated taxable net profit, and such amounts will be adjusted annually according to the CPI.

-	The distribution of dividends and profits to individuals, undivided estates and foreign beneficiaries is subject to a 7% rate.
Income tax pre-payment for taxpayers with extraordinary income
On August 16, 2022, AFIP General Resolution No. 5,248/2022 was published in the BO. This Resolution established a one-time extrardinary pre-payment on account of income tax applicable to companies meeting one of the following conditions in fiscal year 2021 or 2022: (i) the amount of income tax determined is equal to or or higher than 100 million pesos; and/or (ii) the taxable income, before any tax loss carryforwards is equal to or higher than 300 million pesos. This pre-payment is determined as follows: (i) for taxpayers whose pre-payments calculated under the general mechanism are higher than 0 pesos, 25% of the base pre-payment already being applied; and (ii) for remaining taxpayers, 15% of taxable income without considering the tax losses.
On July 21, 2023, AFIP General Resolution No. 5,391/2023 was published in the BO, establishing a one-time extraordinary pre-payment on account of the income tax for taxpayers which, in their tax returns for fiscal year 2022 or 2023, as appropriate, meet the following conditions: (i) have reported a taxable income, without applying tax loss carryforwards, of at least 600 million pesos; and (ii) have not determined any income tax. This extraordinary pre-payment will be estimated by applying 15% on the taxable income of the fiscal year immediately preceding that in which the pre-payment is to be recorded, without considering tax loss carryforwards.
Budget Law 2023 - Deferral of tax adjustment for inflation
On December 1, 2022, Law No. 27,701 was published in the BO, which introduced changes to the Income Tax Law, establishing the possibility of deferring the tax adjustment for inflation contemplated under such Law corresponding to the first and second fiscal years beginning in January 2022, allowing to record, at taxpayer’s choice, one third of the adjustment in such fiscal year and the remaining two thirds in equal parts in the over the immediately following two periods. This benefit will only be admissible for subjects whose investment in the purchase, construction, manufacturing or final import of fixed assets, except automobiles, in each of the 2 fiscal periods immediately following the calculation of the respective first third, is equal or higher than 30,000 million pesos.
35.e.2) Personal assets tax - Substitute taxpayer
Individuals and foreign entities, and undivided estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to a personal assets tax of 0.50% of the value of any shares or ADS issued by Argentine entities. The tax is levied on the Argentine issuers of such shares or ADS, such as YPF, which must pay this tax as substitutes for the respective shareholders, and is based on the equity value (following the equity method), or the book value of the shares derived from the last financial statements as of December 31 of each year. Under the Personal Assets Tax Law, the Group is entitled to seek reimbursement of the tax paid by the shareholders subject to such tax, using the reimbursement method the Group considers appropriate.
35.e.3) Fuels tax
From the existence of market prices for petroleum products following the deregulation of the hydrocarbon sector, Law No. 23,966 established a tax on liquid fuel transfers, which levied certain types of fuels, replacing the former regime based o regulated prices. Since August 2003, the calculation method originally consisting of a fixed value per liter according to the respective type of fuel was replaced by a rate on the average sales price.
Later, under the Tax Reform, the new mechanism was modified reestablishing the fixed amounts per liter, which are adjusted quarterly based on variations in the CPI.
Incentive Regime for the Internal Supply of Fuels (“RIAIC”, by its acronym in Spanish)
On June 16, 2022, Decree No. 329/2022 was published in the BO, creating a promotion regime that allows refining and/or integrated refining companies to receive an amount equal to the sum they have to pay as tax on Liquid Fuels and Carbon Dioxide (“Tax on fuels”) for diesel imports, which may be applied to pay such tax. The RIAIC will be applicable to diesel imports and crude oil transfers from June 16 to August 16, 2022, that meet certain requirements established in said Decree and its corresponding regulation.
On February 22, 2023, Decree No. 86/2023 was published in the BO through which the RIAIC is reestablished, recognizing an amount equivalent to the amount that refining companies and/or integrated refiners must pay as fuel tax for imports of diesel and gasoline made between January 1 and February 28, 2023, which may be applied to the amount to be paid for such tax up to a limit of 20% and 17% of the sales in the domestic market of imported diesel and gasoline, respectively, that meet certain requirements established in said Decree and its corresponding regulation.
On July 10, 2023, SE Resolution No. 570/2023 was published in the BO, extending the effective term of the RIAIC established through Decree No. 86/2023 for all import operations of diesel and gasoline carried out from March 1, 2023 to April 30, 2023, that meet certain requirements established in said Decree and its corresponding regulation.
On September 7, 2023, Decree No. 461/2023 was published in the BO, which reestablished the RIAIC for all import operations of diesel and gasoline carried out from August 1, 2023 to October 31, 2023 that meet certain requirements. On November 23, 2023, SE Resolution No. 952/2023 was published in the BO, which extended the effective term of the provisions of Decree No. 461/2023 for import operations of diesel and/or gasoline carried out until November 30, 2023.
35.e.4) Regime for the regularization of taxes
On August 26, 2020, Law No. 27,562 (the “Law on Social Solidarity and Production Reactivation within the Public Emergency Framework”) was published in the BO, which declared the extension of the regularization of tax, social security and customs obligations originally established for micro, small and medium-sized enterprises (MSMEs) under Law No. 27,541. In the case of legal entities owning financial assets abroad, they should previously comply with the requirement to repatriate at least 30% of those assets within 60 days from the date they adhered to the regime (including shareholders holding at least 30% of the capital stock).
The regime allowed to include obligations past due as of July 31, 2020 and established a cash discount or plans from 48 to 120 installments, depending on the type of debt and taxpayer, subject to a 2% fixed monthly interest rate in the first 6 installments and BADLAR rate in pesos at private banks from the seventh installment.
Adherence to the plan, which originally expired on October 31, 2020, was successively extended until December 15, 2020 by Decree No. 966/2020.
On November 11, 2021, Law No. 27,653 “Tax Relief Law to Strengthen the Recovery of Economic and Social Activities Affected by the COVID-19 Pandemic” was published in the BO, which (i) it extended the moratorium granted under Law No. 27,541 as amended by Law No. 27,562, extending its deadlines and further covering obligations past due as of August, 31, 2021, included; (ii) with exclusive effect for the regularization of outstanding amounts detected by AFIP’s audit activity, interest in excess of 40% of the principal outstanding amount were written off and payment in plans of up to 72 installments was authorized, and (iii) removed the restrictions on dividend distribution prior to August 26, 2022, unless the Company shall have pre-cancelled such tax debt, established under Law No. 27,541.
In addition, AFIP General Resolution No. 5,157/2022, published in the BO on February 25, 2022, established that term for adherence to the regularization regime mentioned above was until March 31, 2022, included, term which was extended to April 29, 2022 by AFIP General Resolution No. 5,181/2022 published in the BO on April 1, 2022.
35.e.5) Tax for an Inclusive and Solidary Argentina (“PAIS Tax”, by its acronym in Spanish)
On July 24, 2023, Decree No. 377/2023 was published in the BO, through which the scope of the PAIS Tax established by Law No. 27,541/2019 to import operations of certain goods and services when access to the Exchange Market is required for their acquisition and payment.
The rates applied to foreign currency purchases are: (i) 25% for the acquisition of certain services abroad or provided in the country by non-residents; (ii) 7.5% for contracting, abroad or in the country by non-residents, freight services and other transport services for the import or export of goods; and (iii) 7.5% for the import of goods, except for those mentioned in section 2 paragraph e) of Decree No. 377/2023 and its corresponding regulations. On December 13, 2023, Decree No. 29/2023 was published in the BO, which increased the rates mentioned in items (ii) and (iii) to 17.5%.
35.e.6) Tax benefits for price agreements
On August 26, 2023, Decree No. 433/2023 was published in the BO, which established tax benefits effective until October 31, 2023, for entities entering into price agreements for the domestic market with the Secretariat of Commerce of the Ministry of Economy, or adjusting existing ones. These tax benefits include the suspension of the payment of the PAIS Tax for certain goods, the reduction to 0% of the rate of export duties for certain tariff headings, facility plans for the payment of export duties by certain productive sectors and the extension of the payment term of certain taxes and social security obligations. On October 26, 2023, by Decree No. 551/2023, these tax benefits were extended until December 31, 2023.
35.f) Customs regulations
35.f.1) Export duties
Export duties, taxes and other charges related to transactions carried out under the “Export Increase Program” and associated with Decree No. 492/2023, Decree No. 549/2023, Decree No. 597/2023 and Decree No. 28/2023 shall be paid using as tax base the amount resulting from the foreign currencies received and settled in accordance with such Decrees and their supplementary regulations (see Note 35.g)).
Hydrocarbons
Since September 2018, hydrocarbon export duties which had previously been effective since 2000 and were suspended in January 2017, were reestablished. Mechanisms varied from setting a fixed amount to establishing rates on the taxable value or FOB value.
On May 19, 2020, Decree No. 488/2020 was published in the BO, establishing a floating rate for hydrocarbon export duties ranging from 0% (where the Brent crude price is equal to or below 45 US$/bbl) to 8% (where the Brent crude price is equal to or above 60 US$/bbl). It was effective until December 2021.
On December 31, 2020, Decree No. 1,060/2020 was published in the BO effective until December 31, 2022, establishing a 4.5% export duty rate on goods included in Chapter 29 of the MERCOSUR Common Nomenclature (“NCM”), in which ethanol and methanol, among others, are included.
Agricultural products
On March 4, 2020, Decree No. 230/2020 was published in the BO, which established a 33% tax (maximum tax rate allowed under Law No. 27,541), on the export of soybean and soybean byproducts. Tax rate on export of wheat, corn and sorghum remained at 12%.
On October 5, 2020, Decree No. 790/2020 was published in the BO, by which the export duties on soybean and soybean byproducts, such as soybean oil and soybean meal, are fixed at 33% and 31%, respectively, from January 2021. From March 2022, all export duties for the products mentioned above were set in 33%. As of January 2023, the export duties established by Decree No. 790/2020 were restored.
Import licenses
On July 5, 2017, the Ministry of Productive Development published Resolution No. E 523/2017, establishing an automatic and non-automatic import licensing regime for goods classified under all NCM tariff headings and intended for definitive entry for consumption. Besides, it determined that NCM tariff headings listed in Annexes II to XIV of the said resolution are subject to non-automatic import licensing.
On March 10, 2021, by Resolution No. 5/2021 issued by the Undersecretariat of Trade Policy and Management, Annex XII was amended, whereby several goods, including diesel, are now subject to the automatic import licensing system.
35.f.2) Customs collections
On March 29, 2023 AFIP General Resolution No. 5,339/2023 was published in the BO, suspending, until December 31, 2023, the application of exclusion certificates from the income tax and VAT collection regimes for final imports of goods.
In addition, in order to calculate income tax prepayments, collections as a result of the said suspension may no longer be computed, and in certain cases, computing VAT collections is temporarily restricted.
On August 26, 2023, AFIP General Resolution No. 5,407/2023 was published in the BO, which until October 31, 2023: (i) suspends the application of the provisions of AFIP General Resolution No. 5,339/2023 for the import of certain tariff headings; and (ii) excludes the application of the customs collection regimes of income tax and VAT on the import of certain tariff headings. In both cases, these tariff headings are determined by the SE and provided the imports are made by taxpayers indicated by the Secretariat to such end. On November 1, 2023, by AFIP General Resolution No. 5,441/2023, the effective term of these provisions was extended until November 30, 2023.
On December 29, 2023, by AFIP General Resolution No. 5,476/2023, the provisions of AFIP General Resolution No. 5,339/2023 were extended until June 30, 2024, eliminating the temporary restrictions for computing VAT collections.
35.g) Regulations related to the Foreign Exchange Market
With the aim of regulating access to the Foreign Exchange Market for payments of imports of goods and services, payments of principal and interest of foreign financial debts and payment of profits and dividends, among other things, the BCRA established the following requirements:

i.
Until December 31, 2024, the need to obtain the BCRA’s previous consent to repay principal and interest on foreign financial debts where creditor is not related to debtor, unless certain conditions established in the regulations are complied with.

ii.
The obligation to settle through the Foreign Exchange Market within a given term all funds received from abroad resulting from collection of loans granted to third parties, the collection of term deposits or the proceeds from the sale of any other asset, where the asset has been acquired, the deposit made or the loan granted after May 28, 2020, unless certain conditions established in the regulations are complied with.

iii.
The obligation to file a refinancing plan for maturities of principal and interest on foreign financial debts and issues of debt securities in foreign currency scheduled from October 15, 2020 to December 31, 2023.

In addition, the BCRA established requirements to obtain access to the Foreign Exchange Market without prior consent, which include submitting a sworn statement declaring:

i.
That all holdings in foreign currency in the country are deposited in a local bank account, that no available liquid foreign assets are owned and that no certificates of Argentine deposits representing foreign shares jointly exceeding US$ 100,000 are held.

ii.
That certain operations of sale, exchange and transfer of securities were not carried out in the 180 days (in certain cases in the 90 days) prior to accessing the Foreign Exchange Market, and it undertakes not to carry out these type of operations in the subsequent 180 days (in certain cases in the 90 days).

iii.
That in the 180 days prior to accessing the Foreign Exchange Market no deliveries were made in the country of funds in local currency or in local liquid assets, unless certain conditions established in the regulations are complied with.

In relation to the payment of imports of goods with customs registration entry before December 13, 2023 and of services provided and/or accrued before December 13, 2023 (hereinafter “debt stock”), entities may subscribe Bonds for the Reconstruction of a Free Argentina (“BOPREAL”, by its acronym in Spanish) for an amount equal to such imports.
Entities which have subscribed BOPREAL until January 31, 2024 for up to an amount equal or in excess of 50% of the debt stock may access the Foreign Exchange Market from February 1, 2024 for those amounts and in compliance with the conditions established in Communication “A· No. 7,925, as amended. In addition, entities which have subscribed BOPREAL until January 31, 2024 for up to an amount equal or in excess of 25% of the debt stock may access the Foreign Exchange Market from February 1, 2024 for those amounts and in compliance with the conditions established in Communication “A” No. 7,941.
From April 1, 2024, the proceeds from the sale of securities quoted in foreign currency generated by the difference between the value of the BOPREAL acquired in primary auction and its nominal value may be directly deposited in a third party’s account abroad.
Regarding the payment of imports of goods with customs entry registration from December 13, 2023 and services provided and/or accrued from December 13, 2023, entities may obtain access to the Foreign Exchange Market without the BCRA’s prior consent when, in addition to the regulatory requirements applicable in each case, it is verified that the payment complies with the schedule established in the regulations.
Foreign Currency Access Regime for Incremental Oil Production (“RADPIP” by its acronym in Spanish) and Foreign Currency Access Regime for Incremental Natural Gas Production (“RADPIGN”, by its acronym in Spanish)
On May 26, 2022, the Argentine Government issued Decree No. 277/2022, creating the RADPIP and RADPIGN regimes. In order to obtain the benefits under these regimes, companies must: (i) be registered with the Register of Oil Companies and be holders of hydrocarbon exploitation concessions; (ii) adhere to these regimes under the terms established by the SE; (iii) obtain an incremental production under the terms defined in the Decree; and (iv) comply with the Regime for Promotion of Employment, Work and Development of Regional and National Providers of the Hydrocarbon Industry.
Beneficiaries of RADPIP and RADPIGN regimes will have, for a percentage of the incremental production in accordance with (iii) above, access to foreign exchange currencies on the Exchange Market for the payment of principal and interest on foreign trade and financial liabilities, including liabilities with non-resident related companies and/or profits and dividends. Such access to the Exchange Market will not be subject to prior approval by the BCRA.
On the other hand, through Communications “A” 7,788 and “A” 7,803 the BCRA established the possibility for entities in the energy sector and beneficiaries of Decree No. 277/2022 to subscribe bills in U.S. dollars payable in pesos at zero rate (“LEDIV”, by its acronym in Spanish) simultaneously with the financing of imports, pre-financing of exports and/or foreign currency settlements.
Export Increase Program
In relation to settlements through the Foreign Exchange Market of funds received from abroad, the BCRA established the following regulations:

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Communication “A” 7,853 allowed that the proceeds from exports of certain products related to the hydrocarbon industry, pre-financing and/or post-financing of exports or settlement advances made until October 25, 2023 under the “Export Increase Program” established by Decree No. 492/2023 and SE Resolutions No. 808/2023 and No. 827/2023, be used on a 25% for trading securities quoted in foreign currency and payable in pesos and the remaining 75% be settled in the Foreign Exchange Market which may be deposited in interest-bearing accounts and/or subscribed in LEDIV.

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Communication “A” 7,867 allowed that the proceeds from exports of goods and services, pre-financing and/or post-financing of exports or settlement advances made until November 17, 2023 under the “Export Increase Program” established by Decree No. 549/2023, be used on a 30% for trading securities quoted in foreign currency and payable in pesos and the remaining 70% be settled in the Foreign Exchange Market which may be deposited in interest-bearing accounts and/or subscribed in LEDIV.

On November 21, 2023, Decree No. 597/2023 was published, which extended the “Export Increase Program” of the Decree No. 549/2023 until December 10, 2023 and allows that proceeds from exports of goods and services, pre-financing and/or post-financing of exports or settlement advances be used on a 50% for trading securities quoted in foreign currency and payable in pesos and the remaining 50% be settled in the Foreign Exchange Market.
On December 13, 2023 Decree No. 28/2023 was published, which reestablished the “Export Increase Program” of Decrees No. 549/2023 and No. 597/2023, and allowed that proceeds from exports of goods and services, pre-financing and/or post-financing of exports or settlement advances be used on a 20% for trading securities quoted in foreign currency and payable in pesos and the remaining 80% be settled in the Foreign Exchange Market.
35.h) Decree of Necessity and Urgency (“DNU” by its acronym in Spanish) No. 70/2023
On December 21, 2023, Decree No. 70/2023 was published in the BO, declaring the state of public emergency in economic, financial, fiscal, administrative, pension, tariff, health, and social matters until December 31, 2025. This decree repeals, introduces, and/or amends certain laws. The main measures established include the following: (I) reforming the structures of existing subsidies in order to ensure that final users have access to basic and essential electricity and natural gas consumption; (ii) calculating the cost of basic consumption based on the tariffs of each supply point; (iii) defining mechanisms related to the allocation of subsidies and their collection by users; (iv) amending the LGS and Law No. 23,696 (“State Reform Law”) to establish that no prerogatives or advantages of public law will be granted to companies in which the National Government is a shareholder; (v) amending Law No. 20,680 (“Supply Law”) which granted the Ministry of Economy’s Secretariat of Commerce the power to impose regulations and sanctions related to the supply and distribution of goods; and (vi) repealing Decree No. 1,060/2000 which set maximum deadlines to contracts for the exclusive supply of fuel signed between oil companies and gas stations and limited to 40% the interest of the former in the networks of gas stations commercializing the brands of their property.
Although the DNU No. 70/2023 needs to be debated and ratified by at least one of the houses of the National Congress, its provisions are effective since December 29, 2023, except for some provisions that have been subject to precautionary measures that suspended their validity. As of the date of issuance of these consolidated financial statements, it is not possible to anticipate the evolution of the modifications set out in such DNU nor the new measures that might be announced nor its impacts.
35.i) CNV Regulatory Framework
Information requirements as Settlement and Clearing Agent and Trading Agent
As of the date of issuance of these consolidated financial statements, the Company is registered in the CNV under the category “Settlement and Clearing Agent and Trading Agent - Direct Participant”, record No. 549. Considering the Company’s business and the CNV Rules, the Company will not, under any circumstance, offer brokerage services to third parties for transactions in markets under the jurisdiction of the CNV, and it will also not open operating accounts to third parties to issue orders and trade in markets under the jurisdiction of the CNV.
In accordance with the regulations to the CNV, the Company is subject to the provisions of Section 5 c), Chapter II, Title VII of the regulations to the CNV, “Settlement and Clearing Agent - Direct Participant”. In this respect, as set forth in Section 13, Title VII, Chapter II, of the CNV rules, as of December 31, 2023, the equity of the Company exceeds the minimum equity required by such Rules.